Income Taxes - Schedule of Components of (Provision) Benefit for Income Taxes (Details) - USD ($) $ in Thousands	1 Months Ended	11 Months Ended	12 Months Ended
	Jan. 31, 2014	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2015
Current:
U.S. federal		$ (363)	$ (9,978)	$ (6,837)
State		(111)	(2,096)	(1,026)
Foreign		(257)		(391)
Total current		(731)	(12,074)	(8,254)
Deferred:
U.S. federal		3,881	8,384	3,710
State		324	(773)	201
Foreign		71	(36)	22
Total deferred		4,276	7,575	3,933
Total (provision) benefit for income taxes		$ 3,545	$ (4,499)	$ (4,321)
Predecessor
Current:
U.S. federal	$ 1,394
State	(5)
Foreign	18
Total current	1,407
Deferred:
U.S. federal	(1,881)
State	(68)
Total deferred	(1,949)
Total (provision) benefit for income taxes	$ (542)